UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut           May 14, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $133,177
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number      Name

1.          028-10546                 Addison Clark Capital, L.L.C.
2.          028-10545                 Addison Clark Fund, L.P.
3.          028-10547                 Addison Clark Offshore Fund, Ltd.
----        ------------------        ----------------------------------

                           FORM 13F INFORMATION TABLE





COLUMN 1                       COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5    COLUMN 6    COLUMN 7       COLUMN 8

                                                        VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 SECURITY_TYP   ID_CUSIP  (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MGRS     SOLE    SHARED    NONE
--------------                 ------------   --------  --------  -------    ---  ----  ----------  ----     ----    ------    ----
AFC ENTERPRISES INC            Common Stock   00104Q107   11,673    507,500  SH         Shared      1, 2, 3            507,500
AMN HEALTHCARE SERVICES INC    Common Stock   001744101    5,150    280,677  SH         Shared      1, 2, 3            280,677
APPLIED MATLS INC              Common Stock     3822105      426     20,000       PUT   Shared      1, 2, 3             20,000
ARENA PHARMACEUTICALS INC      Common Stock   040047102    3,835    590,000  SH         Shared      1, 2, 3            590,000
BERKSHIRE HATHAWAY INC.        Class B        084670207    6,689      2,150  SH         Shared      1, 2, 3              2,150
BIOVERIS CORP                  Common Stock   090676107    7,714    651,000  SH         Shared      1, 2, 3            651,000
CHURCHILL DOWNS INC            Common Stock   171484108    5,313    137,000  SH         Shared      1, 2, 3            137,000
CIMAREX ENERGY CO              Common Stock   171798101    5,780    200,000  SH         Shared      1, 2, 3            200,000
CROSS CTRY HEALTHCARE INC      Common Stock   227483104    2,832    170,000  SH         Shared      1, 2, 3            170,000
DISCOVERY LABORATORIES INC     Common Stock   254668106      909     75,000  SH         Shared      1, 2, 3             75,000
EL PASO CORP                   Common Stock   28336L109    7,110  1,000,000  SH         Shared      1, 2, 3          1,000,000
HYPERCOM CORPORATION           Common Stock   44913M105    1,002    126,165  SH         Shared      1, 2, 3            126,165
IDT CORPORATION                Class B        448947309   17,531    870,000  SH         Shared      1, 2, 3            870,000
INTEL CORP                     Common Stock   458140100      415     15,000       PUT   Shared      1, 2, 3             15,000
ISTAR FINL INC                 Common Stock   45031U101   10,575    250,000  SH         Shared      1, 2, 3            250,000
ITT EDUCATIONAL SERVICES INC   Common Stock   45068B109   14,040    450,000  SH         Shared      1, 2, 3            450,000
NOVASTAR FINANCIAL INC         Common Stock   669947400    2,348     35,600  SH         Shared      1, 2, 3             35,600
PENN NATIONAL GAMING INC       Common Stock   707569109   13,795    479,500  SH         Shared      1, 2, 3            479,500
PINNACLE ENTMT INC             Common Stock   723456109    3,950    286,200  SH         Shared      1, 2, 3            286,200
SARA LEE CORP                  Common Stock   803111103    1,118     50,000       CALL  Shared      1, 2, 3             50,000
STMICROELECTRONICS NV          NY Registry    861012902      425     17,500       PUT   Shared      1, 2, 3             17,500
SUNCOR ENERGY INC              Common Stock   867229106    7,658    280,000  SH         Shared      1, 2, 3            280,000
TEXAS INSTRS INC               Common Stock   882508104      551     18,500       PUT   Shared      1, 2, 3             18,500
WAL-MART STORES INC            Common Stock   931142103    2,339     40,000       CALL  Shared      1, 2, 3             40,000
                                              Total      133,177



03669.0001 #485283